EMPLOYEE BENEFITS OBLIGATIONS - Plan Assets (Details) - CAD ($) $ in Millions	Mar. 31, 2020	Mar. 31, 2019
Disclosure of fair value of plan assets [line items]
Plan assets, at fair value	$ 530.1	$ 543.7
Canada
Disclosure of fair value of plan assets [line items]
Cash and cash equivalents, amount contributed to fair value of plan assets	4.3	9.7
Other assets, amount contributed to fair value of plan assets	65.2	28.5
Plan assets, at fair value	467.8	485.3
Foreign
Disclosure of fair value of plan assets [line items]
Insured Annuities, Amount Contributed To Fair Value Of Plan Assets	55.9	52.2
Equity instruments, amount contributed to fair value of plan assets	2.4	2.5
Other assets, amount contributed to fair value of plan assets	0.5	0.4
Plan assets, at fair value	62.3	58.4
Municipal | Canada
Disclosure of fair value of plan assets [line items]
Debt instruments, amount contributed to fair value of plan assets	92.2	109.7
Corporate | Canada
Disclosure of fair value of plan assets [line items]
Debt instruments, amount contributed to fair value of plan assets	85.2	68.8
Corporate | Foreign
Disclosure of fair value of plan assets [line items]
Debt instruments, amount contributed to fair value of plan assets	3.5	3.3
Level 1
Disclosure of fair value of plan assets [line items]
Plan assets, at fair value	5.9	5.8
Level 1 | Canada
Disclosure of fair value of plan assets [line items]
Cash and cash equivalents, amount contributed to fair value of plan assets	0.0	0.0
Other assets, amount contributed to fair value of plan assets	0.0	0.0
Plan assets, at fair value	0.0	0.0
Level 1 | Foreign
Disclosure of fair value of plan assets [line items]
Insured Annuities, Amount Contributed To Fair Value Of Plan Assets	0.0	0.0
Equity instruments, amount contributed to fair value of plan assets	2.4	2.5
Other assets, amount contributed to fair value of plan assets	0.0	0.0
Plan assets, at fair value	5.9	5.8
Level 1 | Municipal | Canada
Disclosure of fair value of plan assets [line items]
Debt instruments, amount contributed to fair value of plan assets	0.0	0.0
Level 1 | Corporate | Canada
Disclosure of fair value of plan assets [line items]
Debt instruments, amount contributed to fair value of plan assets	0.0	0.0
Level 1 | Corporate | Foreign
Disclosure of fair value of plan assets [line items]
Debt instruments, amount contributed to fair value of plan assets	3.5	3.3
Level 2 and 3 of fair value hierarchy
Disclosure of fair value of plan assets [line items]
Plan assets, at fair value	524.2	537.9
Level 2 and 3 of fair value hierarchy | Canada
Disclosure of fair value of plan assets [line items]
Cash and cash equivalents, amount contributed to fair value of plan assets	4.3	9.7
Other assets, amount contributed to fair value of plan assets	65.2	28.5
Plan assets, at fair value	467.8	485.3
Level 2 and 3 of fair value hierarchy | Foreign
Disclosure of fair value of plan assets [line items]
Insured Annuities, Amount Contributed To Fair Value Of Plan Assets	55.9	52.2
Equity instruments, amount contributed to fair value of plan assets	0.0	0.0
Other assets, amount contributed to fair value of plan assets	0.5	0.4
Plan assets, at fair value	56.4	52.6
Level 2 and 3 of fair value hierarchy | Municipal | Canada
Disclosure of fair value of plan assets [line items]
Debt instruments, amount contributed to fair value of plan assets	92.2	109.7
Level 2 and 3 of fair value hierarchy | Corporate | Canada
Disclosure of fair value of plan assets [line items]
Debt instruments, amount contributed to fair value of plan assets	85.2	68.8
Level 2 and 3 of fair value hierarchy | Corporate | Foreign
Disclosure of fair value of plan assets [line items]
Debt instruments, amount contributed to fair value of plan assets	0.0	0.0
Equity securities - domestic | Canada
Disclosure of fair value of plan assets [line items]
Equity instruments, amount contributed to fair value of plan assets	55.2	58.1
Equity securities - domestic | Level 1 | Canada
Disclosure of fair value of plan assets [line items]
Equity instruments, amount contributed to fair value of plan assets	0.0	0.0
Equity securities - domestic | Level 2 and 3 of fair value hierarchy | Canada
Disclosure of fair value of plan assets [line items]
Equity instruments, amount contributed to fair value of plan assets	55.2	58.1
Equity securities - foreign | Canada
Disclosure of fair value of plan assets [line items]
Equity instruments, amount contributed to fair value of plan assets	165.7	210.5
Equity securities - foreign | Level 1 | Canada
Disclosure of fair value of plan assets [line items]
Equity instruments, amount contributed to fair value of plan assets	0.0	0.0
Equity securities - foreign | Level 2 and 3 of fair value hierarchy | Canada
Disclosure of fair value of plan assets [line items]
Equity instruments, amount contributed to fair value of plan assets	$ 165.7	$ 210.5